NET LOSS PER SHARE (Tables)	12 Months Ended
Feb. 29, 2016
NET LOSS PER SHARE
Schedule of Calculation Basic and Diluted Earnings per Share

        The following table illustrates the dilutive impact on net loss per share during the year ended including the effect of outstanding options and warrants:

	Year ended
	February 29, 2016	February 28, 2015
Net loss attributable to shareholders	(42,304)	(21,520)
Weighted average number of shares outstanding	3,019,259	2,724,467

Basic net loss/dilutive net loss per share	$(14.01)	$(7.90)